LEASES (Tables)	12 Months Ended
Feb. 29, 2024
LEASES
Schedule of Supplemental information of the leases

	For the year ended,	For the year ended,
	February 28,	February 29,
	2023	2024
Cash payments for operating leases	$50,347	$65,610
Right-of-use assets obtained in exchange for operating lease liabilities	57,607	137,769

Schedule of Maturity analysis for operating lease liabilities

As of February 29,
Fiscal year ending	2024
February 2025	$69,591
February 2026	66,986
February 2027	54,726
February 2028	41,723
February 2029	29,469
Thereafter	20,811

Total future lease payments	283,306
Less: Imputed interest	(44,088)

Present value of operating lease liabilities	239,218